Principal Exchange-Traded Funds
Supplement dated November 15, 2016
to the Statutory Prospectus dated November 1, 2016
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR PRINCIPAL EDGE ACTIVE INCOME ETF
In the Management section, under Sub-Advisors and Portfolio Managers, delete reference to Jill R. Cuniff.

MANAGEMENT OF THE FUNDS
In The Sub-Advisor(s) section, under Sub-Advisor: Edge Asset Management, Inc., delete reference to Jill R. Cuniff.

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